CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (1,544,534)	$ (194,215)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	585	99
Stock- based compensation	311,240	30,000
Amortization of debt discount	18,211	0
Unrealized loss on change in fair value of derivative liabilities	73,974	0
Changes in operating assets and liabilities:
Inventory	(6,533)	0
Accounts payable	244,094	64,279
Accrued expenses	65,738	0
Prepaid expenses	(3,313)	0
Total Adjustments	703,996	94,378
Net Cash Used in Operating Activities	(840,538)	(99,837)
Cash flows from Investing Activities
Purchase of equipment	(6,436)	(1,982)
Net Cash Used in Investing Activities	(6,436)	(1,982)
Cash flows from Financing Activities
Proceeds received in connection with issuance of common stock and warrants, net	588,780	0
Proceeds received in connection with issuance of common stock, net	51,000	158,000
Proceeds from convertible notes payable	75,000	75,000
Proceeds from exercise of common stock warrants	300,000	0
Capital contributions-founders	0	4,300
Proceeds from advances made by officer	64,000	0
Repayments of advances made by officer	(64,000)	0
Net Cash Provided by Financing Activities	1,014,780	237,300
Net Increase in Cash	167,806	135,481
Cash - Beginning of Year	135,820	339
Cash - End of Year	303,626	135,820
Supplemental Disclosures of Cash Flow Information:
Interest	0	0
Taxes	0	0
Non-cash financing activities:
Conversion feature in connection with note payable issuance	44,966	0
Retirement of common stock by officers	14	0
Issuance of warrants in connection with offering (Note 8)	$ 1,531,303	$ 0